Foreign Currency Translation and Transaction Net Gains or Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Intercompany Foreign Currency Balance [Line Items]
Foreign currency translation and transaction gains (losses) included in other income (expenses)-other, net	¥ (60,514)	¥ (37,417)	¥ 3,148